Up North Business Combination / Bitworks Asset Acquisition (Details) - Schedule of identified assets acquired and liabilities assumed relating to the Acquisition $ in Thousands	Dec. 31, 2021 USD ($)
UNH Acquisition Fair Value [Member]
Up North Business Combination / Bitworks Asset Acquisition (Details) - Schedule of identified assets acquired and liabilities assumed relating to the Acquisition [Line Items]
Cash	$ 87
Accounts receivable	67
Prepaid assets and other current assets	1
Property and equipment	1,098
Property tax abatement intangible	90
Other assets	34
Accounts payable	(90)
Accrued liabilities	(54)
Fair value allocated to net assets / (liabilities)	1,233
Fair value of transaction consideration	706
Fair value of equity method investment exchanged	631
Effective settlement of intercompany transactions	(104)
Fair value of purchase consideration	1,233
Bitworks Equipment Fair Value [Member]
Up North Business Combination / Bitworks Asset Acquisition (Details) - Schedule of identified assets acquired and liabilities assumed relating to the Acquisition [Line Items]
Cash
Accounts receivable
Prepaid assets and other current assets
Property and equipment	694
Property tax abatement intangible
Other assets
Accounts payable
Accrued liabilities
Fair value allocated to net assets / (liabilities)	694
Fair value of transaction consideration	694
Fair value of equity method investment exchanged
Effective settlement of intercompany transactions
Fair value of purchase consideration	694
Aggregate Fair Value [Member]
Up North Business Combination / Bitworks Asset Acquisition (Details) - Schedule of identified assets acquired and liabilities assumed relating to the Acquisition [Line Items]
Cash	87
Accounts receivable	67
Prepaid assets and other current assets	1
Property and equipment	1,792
Property tax abatement intangible	90
Other assets	34
Accounts payable	(90)
Accrued liabilities	(54)
Fair value allocated to net assets / (liabilities)	1,927
Fair value of transaction consideration	1,400
Fair value of equity method investment exchanged	631
Effective settlement of intercompany transactions	(104)
Fair value of purchase consideration	$ 1,927